Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedules of Maturities of Lease Liabilities
As of December 31, 2025, future minimum lease payments for the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2026	$2,605
2027	1,200
2028	839
2029	866
2030	898
Thereafter	670
Total undiscounted lease payments	7,078
Less: Imputed interest	(1,578)
Present value of lease liabilities	5,500
Less: Operating lease liabilities, current	(1,916)
Operating lease liabilities, non-current	$3,584

Schedule of Additional Information Related to Operating Leases
The following table summarizes additional information related to operating leases for the periods presented:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term	4.1 years	4.6 years	5.2 years
Weighted-average discount rate	12.5%	12.3%	11.2%
Cash payments made for operating leases (in thousands)	$2,626	$2,327	$2,308